Consolidated Statements Of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Net Sales	$ 1,519,961	$ 1,475,717	$ 1,419,668
Freight and delivery revenues	193,862	177,168	153,648
Total revenues	1,713,823	1,652,885	1,573,316
Cost of sales	1,217,946	1,153,991	1,088,101
Freight and delivery costs	193,862	177,168	153,648
Total cost of revenues	1,411,808	1,331,159	1,241,749
Gross Profit	302,015	321,726	331,567
Selling, general and administrative expenses	124,138	130,422	135,881
Business development costs	18,575	1,220	2,199
Other operating (income) and expenses, net	(1,720)	(8,298)	10,575
Earnings from Operations	161,022	198,382	182,912
Interest expense	58,586	68,440	73,455
Other nonoperating expenses and (income), net	1,834	198	(1,165)
Earnings from continuing operations before taxes on income	100,602	129,744	110,622
Taxes on income	20,986	30,918	25,974
Earnings from Continuing Operations	79,616	98,826	84,648
Gain (loss) on discontinued operations, net of related tax expense (benefit) of $2,208, ($1,575) and $1,593, respectively	3,957	(162)	3,516
Consolidated net earnings	83,573	98,664	88,164
Less: Net earnings attributable to noncontrolling interests	1,194	1,652	2,705
Net Earnings Attributable to Martin Marietta Materials, Inc.	82,379	97,012	85,459
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	78,422	97,174	81,943
Discontinued operations	3,957	(162)	3,516
Net Earnings Attributable to Martin Marietta Materials, Inc.	$ 82,379	$ 97,012	$ 85,459
Net Earnings Attributable to Martin Marietta Materials, Inc. Per Common Share (see Note A)
Basic from continuing operations available to common shareholders	$ 1.70	$ 2.11	$ 1.84
Discontinued operations available to common shareholders	$ 0.09		$ 0.08
Basic net earnings available to common shareholders	$ 1.79	$ 2.11	$ 1.92
Diluted from continuing operations available to common shareholders	$ 1.69	$ 2.10	$ 1.83
Discontinued operations available to common shareholders	$ 0.09		$ 0.08
Diluted net earnings available to common shareholders	$ 1.78	$ 2.10	$ 1.91
Weighted-Average Common Shares Outstanding
Basic	45,652	45,485	44,000
Diluted	45,793	45,659	44,190